SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 segment	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of operating segments | segment	1					2
Derivative, gain (loss) net		$ 300	$ 0	$ (6,100)	$ 0	$ 300
Gain on sale of loans, net		63,561	57,434	131,896	116,069	140,353	$ 50,343
Other capital charges						4,970	0
Impairment of internally developed software costs			0	0	8,591	8,591	0
Sales and marketing		22,144	15,031	54,077	40,979	55,657	52,761
Advertising expense		19,100	13,400	46,000	37,500	50,100	46,500
Software Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment of internally developed software costs					6,300	6,300
Software Purchased
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment of internally developed software costs					2,300	2,300
Collateralized Loan Obligations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Change in fair value		9,200	17,900	7,700	29,400	16,500	(3,300)
Marketable Securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain on sale of loans, net		$ 900	$ 900	4,500	$ 2,700	1,100	(2,900)
Change in fair value				$ 2,235		$ 10,176	$ 1,962